Leases - Summary of Maturities of The Group's Operating Lease Liabilities (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2020 and 2021	¥ 441,012
2021 and 2022	357,303
2022 and 2023	244,834
2023 and 2024	191,500
2024 and 2025	172,954
Thereafter	398,686
Total minimum lease payments	1,806,289
Less: Interest	(243,047)
Total operating lease liabilities	1,563,242	¥ 472,066
Less: Current portion	(373,488)	(119,565)
Non - current portion of lease obligations	¥ 1,189,754	¥ 352,501